CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows (used in)/from operating activities:
Net (loss)		$ (40.1)	$ (241.7)	$ (145.8)
Proportion due to non-controlling interest		0.0	1.2	(1.0)
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization		45.8	39.8	43.4
Impairment of lease assets		12.9	12.3	0.0
Amortization of right-of-use operating lease assets		11.8	13.4	0.0
Interest on operating lease liabilities		5.5	4.6	0.0
Share-based compensation		0.0	0.0	10.1
Realized and unrealized investment gains		(98.5)	(97.1)	(110.0)
Realized and unrealized investment losses		27.4	10.9	174.7
Deferred taxes		(5.7)	24.7	(7.1)
Change in fair value of loan notes issued by variable interest entities		0.0	3.1	4.4
Net realized and unrealized investment foreign exchange (gains)/losses		(23.1)	28.1	(0.8)
Net change from current period hedged transactions		0.3	4.8	(1.8)
Insurance reserves:
Losses and loss adjustment expenses		146.9	(203.0)	402.5
Unearned premiums		68.0	18.0	(91.6)
Reinsurance recoverables:
Unpaid losses		(864.9)	(236.3)	(575.8)
Ceded unearned premiums		(9.6)	116.0	(44.8)
Other receivables		(17.4)	(0.4)	29.9
Deferred policy acquisition costs		(13.3)	(41.1)	41.7
Reinsurance premiums payable		129.7	19.5	52.1
Funds withheld		(13.0)	6.8	8.0
Premiums receivable		71.2	144.8	31.6
Income tax payable		2.5	(1.2)	1.6
Accrued expenses and other payable		2.4	(19.3)	(88.2)
Fair value of derivatives and settlement of liabilities under derivatives		(87.5)	73.8	5.9
Long-term debt and loan notes issued by variable interest entities		0.1	0.1	(44.0)
Operating lease liabilities		(17.3)	(18.0)	0.0
Other assets		(6.8)	(1.6)	0.5
Net cash (used in) operating activities		(672.7)	(337.8)	(304.5)
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale		(1,632.0)	(1,650.7)	(1,785.6)
(Purchases) of fixed income securities — Trading		(281.9)	(1,169.1)	(1,260.9)
Proceeds from sales and maturities of fixed income securities — Available for sale		2,415.8	2,105.3	1,647.1
Proceeds from sales and maturities of fixed income securities — Trading		554.4	1,302.7	1,661.0
(Purchases) of equity securities — Trading		0.0	0.0	(16.5)
Net proceeds/(purchases) of catastrophe bonds — Trading		9.8	7.5	(4.1)
Proceeds from sales of equity securities — Trading		0.0	0.0	505.6
(Purchases) of short-term investments — Available for sale		(216.1)	(182.7)	(130.8)
Proceeds from sale of short-term investments — Available for sale		246.1	159.0	113.2
(Purchases) of short-term investments — Trading		(58.3)	(193.6)	(16.4)
Proceeds from sale of short-term investments — Trading		103.8	141.1	78.9
(Purchases) of privately-held investments — Trading		(92.8)	(287.3)	0.0
Proceeds from sale of privately-held investments — Trading		64.9	9.8	0.0
Net change in (payable)/receivable for securities (purchased)/sold		1.5	(0.4)	(5.5)
Payments for (Proceeds from) Other Investing Activities		0.0	0.0	(100.0)
Net proceeds from sales of other investments		71.1	0.0	0.0
(Net) purchases of equipment		(40.7)	(22.2)	(27.3)
Net sales/(purchases) of investments, equity method		6.1	(1.1)	(1.4)
Net cash from investing activities		1,151.2	218.3	657.3
Cash flows from/(used in) financing activities:
Proceeds from the issuance of ordinary shares, net of issuance costs		0.0	1.4	2.7
Ordinary shares canceled		0.0	(0.1)	0.0
Proceeds from Contributed Capital		268.0	0.0	0.0
Preference shares issuance		0.0	241.6	0.0
Buy-out of minority interest		0.0	(0.8)	0.0
Repayment of long-term debt issued by Silverton		0.0	(7.7)	(86.4)
Dividends paid on ordinary shares		0.0	0.0	(42.9)
Dividends paid on preference shares		(44.5)	(35.9)	(30.5)
Dividends paid to non-controlling interest		0.0	0.0	(0.1)
Contingent consideration - earn out provision settlement		0.0	0.0	(11.7)
Long-term debt repayment		0.0	(125.0)	(125.0)
Make-whole payment		0.0	(5.5)	(8.6)
Cash paid for withholdings purposes	[1]	0.0	(2.8)	(4.7)
Net cash from/(used in) financing activities		223.5	65.2	(307.2)
Effect of exchange rate movements on cash and cash equivalents		14.8	1.1	(16.7)
(Decrease)/increase in cash and cash equivalents		716.8	(53.2)	28.9
Cash and cash equivalents at beginning of period		1,030.5	1,083.7
Cash and cash equivalents at end of period		1,747.3	1,030.5	1,083.7
Supplemental disclosure of cash flow information:
Net cash paid/(received) during the period for income taxes		15.0	(4.7)	(0.3)
Cash paid during the period for interest		14.0	19.0	25.3
Investment in multiline reinsurer		$ (0.5)	$ 0.0	$ 0.0

[1]	The cash paid to the tax authority when withholding shares from employees’ awards for tax-withholding purposes has been reclassified from operating activity to financing activity following the adoption of ASU 2016-09 -“Compensation — Stock Compensation”.